Equity	6 Months Ended
Jun. 30, 2021
Equity
Equity

27.	Equity
27.1.	Share capital (net of share issuance costs)

As of June 30, 2021 and December 31, 2020, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2021 and December 31, 2020, the Company held treasury shares, of which 222,760 are common shares and 72,909 are preferred shares.

27.2.	Distributions to shareholders

On April 14, 2021, the Annual General Shareholders Meeting approved dividends relating to 2021, amounting to US$ 1,977 (corresponding to 0.1515 per outstanding share). Thus, additional dividends proposed to ordinary shareholders in the amount of US$ 1,128 were reclassified from shareholder’s equity to liabilities.

On April 29, 2021, dividends were paid, in the amount of US$ 1,990, updated by Selic rate (Brazilian short-term interest rate) since December 31, 2020.

27.3.	Earnings (losses) per share
			Jan-Jun/2021			Jan-Jun/2020
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,736	3,565	8,301	(5,781)	(4,351)	(10,132)
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	0.64	0.64	0.64	(0.78)	(0.78)	(0.78)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.28	1.28	1.28	(1.56)	(1.56)	(1.56)

			Apr-Jun/2021			Apr-Jun/2020
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,633	3,488	8,121	(238)	(179)	(417)
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	0.62	0.62	0.62	(0.03)	(0.03)	(0.03)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.24	1.24	1.24	(0.06)	(0.06)	(0.06)
(*)	Petrobras' ADSs are equivalent to two shares.

Basic earnings (losses) per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings (losses) per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings (losses) are identical as the Company has no potential shares in issue.